                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Deerfield Management Company
Address: 450 Lexington Avenue
         Suite 1450
         New York, New York  10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arnold H. Snider
Title:   President
Phone:   (212) 551-1600

Signature, Place, and Date of Signing:

     /s/ Arnold H. Snider    New York, New York    August 3, 1999
    ________________________ ____________________  ______________
     [Signature]                [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $665,309
                                            [thousands]


List of Other Included Managers:       None.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE


    COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8
- --------------------  -----------  --------- ------------       -------------      -----------  ---------- ----------------------
                      TITLE                  FAIR MARKET    SHRS OR    SH/   PUT/  INVESTMENT                  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     VALUE          PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE      SHARED  NONE
- -------------------   ---------    --------- ------------   -------------------    -----------  ---------- --------  ------  ----

ADAC LABS               CS         005313200    3,262,500      450,000 X           Sole                           X
APRIA HEALTHCARE
  GROUP INC             CS         037933108   10,200,000      600,000 X           Sole                           X
AMERICAN HOME
  PRODUCTS COR          CS         026609107   28,687,500      500,000 X           Sole                           X
ADVANCED TISSUE
  SCIENCES I            CS         00755F103    1,332,500      410,000 X           Sole                           X
BERGEN BRUNSWIG         CS         083739102   17,250,000    1,000,000 X           Sole                           X
C.R. BARD               CS         067383109   33,468,750      700,000 X           Sole                           X
BAUSCH & LOMB INC       CS         071707103   30,600,000      400,000 X           Sole                           X
BARR LABS INC           CS         068306109    9,968,750      250,000 X           Sole                           X
CARDINAL HEALTH INC     CS         14149Y108   38,475,000      600,000 X           Sole                           X
COLLAGEN AESTHETIC      CS         194194106    3,437,500      250,000 X           Sole                           X
CHIRON CORP             CS         170040109    9,337,500      450,000 X           Sole                           X
CENTOCOR                CS         152324101   25,643,750      550,000 X           Sole                           X
CORIXA                  CS         21887F100    2,003,906      112,500 X           Sole                           X
COVANCE INC             CS         222816100   16,756,250      700,000 X           Sole                           X
COUNSEL CORP            CS         22226R102    2,550,000      400,000 X           Sole                           X
CYGNUS                  CS         232564101   15,080,000    1,160,000 X           Sole                           X
DENTSPLY INTL INC.      CS         249030107   12,271,875      425,000 X           Sole                           X
DURA PHARMACEUTICAL
  INC                   CS         26632S109   10,146,875      850,000 X           Sole                           X
ENTREMED INC            CS         29382F103    5,922,000      263,200 X           Sole                           X
ENZON INC               CS         293904108   17,584,375      850,000 X           Sole                           X
ENDOSONICS CORP         CS         29264K105    2,100,000      300,000 X           Sole                           X
FISHER IMAGING CORP     CS         337719108      700,000      400,000 X           Sole                           X
FOREST LABS INC.        CS         345838106   34,687,500      750,000 X           Sole                           X
GUILFORD PHARMACEUTICAL CS         401829106   10,837,500      850,000 X           Sole                           X
HEALTHSOUTH CORP        CS         421924101   14,875,000    1,000,000 X           Sole                           X
HEALTH SYSTEMS DESIGN   CS         421964107      340,000       80,000 X           Sole                           X
INCYTE PHARMACEUTICALS  CS         45337c102   10,575,000      400,000 X           Sole                           X
KENDLE INTL             CS         48880L107    5,600,000      350,000 X           Sole                           X
LIGAND PHARM            CS         53220K108    6,675,000      600,000 X           Sole                           X
MAXXIM MEDICAL          CS         57777G105    7,576,563      325,000 X           Sole                           X
MAGELLAN HEALTH
  SERVICES              CS         559079108    3,000,000      300,000 X           Sole                           X
MERCK & CO              CS         589331107   29,450,000      400,000 X           Sole                           X
MYLAN                   CS         628530107    5,300,000      200,000 X           Sole                           X
NABI INC                CS         628716102    6,792,188    2,415,000 X           Sole                           X




NCS HEALTHCARE          CS         628874109    1,903,125      350,000 X           Sole                           X
NOVOSTE CORP            CS         67010C100   10,500,000      500,000 X           Sole                           X
NEOPATH INC             CS         640517108    2,325,000      600,000 X           Sole                           X
OWENS & MINOR INC       CS         690732102    4,400,000      400,000 X           Sole                           X
PERCLOSE INC.           CS         71361C107   28,837,500      600,000 X           Sole                           X
PHYCOR INC              CS         71940F100   10,942,734    1,477,500 X           Sole                           X
PAREXEL INTL CORP       CS         699462107    3,993,750      300,000 X           Sole                           X
QLT PHOTOTHERAPEUTICS   CS         746927102   49,500,000      900,000 X           Sole                           X
QUEST DIAGNOSTICS       CS         7483L100     6,022,500      220,000 X           Sole                           X
RENAL CARE              CS         759930100    6,468,750      250,000 X           Sole                           X
RESPIRONICS INC.        CS         761230101   10,587,500      700,000 X           Sole                           X
ROBERTS PHARMACEUTICAL  CS         770491108   14,400,000      600,000 X           Sole                           X
SYNCOR INTL.            CS         87157J106   10,440,000      290,000 X           Sole                           X
STRATEGIC CAPITAL
  RESOURCE              CS         825846108    2,762,500      650,000 X           Sole                           X
SHARE MEDICAL SYSTEMS   CS         819486101    5,180,850       79,400 X           Sole                           X
SYNETIC INC.            CS         87160F109    3,437,500       50,000 X           Sole                           X
TEVA PHARMACEUTICAL     CS         881624209    7,350,000      150,000 X           Sole                           X
TRIGON HEALTHCARE INC   CS         89618L100    3,921,225      107,800 X           Sole                           X
TOTAL RENAL CARE        CS         89151A107   17,118,750  1,100,000   X           Sole                           X
U.S. ONCOLOGY           CS         90338W103    7,200,000      600,000 X           Sole                           X
VISION TWENTY ONE INC   CS         92831N101      581,875       70,000 X           Sole                           X
WELLPOINT HEALTH
  NETWORKS              CS         94973H108   14,428,750      170,000 X           Sole                           X
WATSON PHARMACEUTICALS  CS         942683103   10,518,750      300,000 X           Sole                           X

Total                                         665,308,841

[Repeat as necessary]























00871001.AQ4